Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders’ Equity

Note 13. Stockholders’ Equity

Authorized Capital Stock

On August 31, 2021, the Company filed an amendment to its Amended and Restated Certificate of Incorporation with the State of Delaware to authorize the Company to issue 36,000,000 shares, consisting of 25,000,000 shares of Class A Common Stock, 10,000,000 shares of Class B Common Stock and 1,000,000 shares of Preferred Stock. The Class B Common Stock is entitled to 10 votes for every 1 vote of the Class A Common Stock.

On December 16, 2021, the Company filed an amendment to its Amended and Restated Certificate of Incorporation with the State of Delaware to authorize the Company to issue 115,000,000 shares, consisting of 100,000,000 shares of Class A Common Stock, 10,000,000 shares of Class B Common Stock and 5,000,000 shares of Preferred Stock. The Class B Common Stock is entitled to 10 votes for every 1 vote of the Class A Common Stock.

In April 2021, as part of the share conversion, the Company converted the 100% membership interest of Craig Technical Consulting, Inc. into 85,000 shares of Common Stock, par value $0.0001, of the Company. The Company has reflected this conversion for all periods presented.

Class A Common Stock

The Company had 7,936,274 and 6,574,040 shares of Class A common stock issued and outstanding as of September 30, 2022 and December 31, 2021, respectively.

Committed Equity Facility

On August 10, 2022, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”) with B. Riley Principal Capital II, LLC (“B. Riley”). Pursuant to the Purchase Agreement, subject to the satisfaction of the conditions set forth in the Purchase Agreement, the Company will have the right to sell to B. Riley, up to the lesser of (i) $30,000,000 of newly issued shares (the “Shares”) of the Company’s Class A common stock, par value $0.0001 per share (the “Common Stock”), and (ii) the Exchange Cap (as defined below) (subject to certain conditions and limitations contained in the Purchase Agreement), from time to time during the term of the Purchase Agreement. Sales of Common Stock pursuant to the Purchase Agreement, and the timing of any sales, are solely at the option of the Company, and the Company is under no obligation to sell any securities to B. Riley under the Purchase Agreement.

Under the applicable Nasdaq rules, in no event may the Company issue to B. Riley under the Purchase Agreement more than 3,373,121 shares of Common Stock, which number of shares is equal to approximately 19.99% of the shares of the Common Stock outstanding immediately prior to the execution of the Purchase Agreement (the “Exchange Cap”), unless the Company obtains stockholder approval to issue shares of Common Stock in excess of the Exchange Cap in accordance with applicable Nasdaq rules. The Exchange Cap is not applicable to issuances and sales of common stock pursuant to Purchases and Intraday Purchases that we may effect pursuant to the Purchase Agreement, to the extent such shares of common stock are sold in such Purchases and Intraday Purchases (as applicable) at a price equal to or in excess of the applicable “minimum price” (as defined in the applicable listing rules of the Nasdaq) of the common stock, calculated at the time such Purchases and Intraday Purchases (as applicable) are effected by us under the Purchase Agreement, if any, as adjusted such that the Exchange Cap limitation would not apply under applicable Nasdaq rules. Moreover, the Company may not issue or sell any shares of Common Stock to B. Riley under the Purchase Agreement which, when aggregated with all other shares of Common Stock then beneficially owned by B. Riley and its affiliates (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended, (the “Exchange Act”) and Rule 13d-3 promulgated thereunder), would result in B. Riley beneficially owning more than 4.99% of the outstanding shares of Common Stock.

During the nine months ended September 30, 2022, the Company issued 1,362,234 shares of commons stock as follows:

●	300,000 restricted shares for consulting services valued at $1,209,000, pursuant to the Sidus Space, Inc. 2021 Omnibus Equity Incentive Plan.
●	971,867 shares issued under the Purchase Agreement for aggregate proceeds of $3,435,809, net of broker fees, 90,367 commitment shares, and issuance costs of $375,000, for a total amount of $3,060,809.

Class B Common Stock

The Company had 10,000,000 shares of Class B common stock issued and outstanding as of September 30, 2022 and December 31, 2021.

Note 10. Stockholder’s Equity

Authorized Capital Stock

On August 31, 2021, the Company filed an amendment to its Amended and Restated Certificate of Incorporation with the State of Delaware to authorize the Company to issue 36,000,000 shares, consisting of 25,000,000 shares of Class A Common Stock, 10,000,000 shares of Class B Common Stock and 1,000,000 shares of Preferred Stock. The Class B Common Stock is entitled to 10 votes for every 1 vote of the Class A Common Stock.

On December 16, 2021, the Company filed an amendment to its Amended and Restated Certificate of Incorporation with the State of Delaware to authorize the Company to issue 115,000,000 shares, consisting of 100,000,000 shares of Class A Common Stock, 10,000,000 shares of Class B Common Stock and 5,000,000 shares of Preferred Stock. The Class B Common Stock is entitled to 10 votes for every 1 vote of the Class A Common Stock.

In April 2021, as part of the share conversion, the Company converted the 100% membership interest of Craig Technical Consulting, Inc. into 85,000 shares of Common Stock, par value $0.0001, of the Company. The Company has reflected this conversion for all periods presented.

Class A Common Stock

During August and September 2021, the Company sold 3,000,000 Class A shares of Common stock for $1.00 per share for aggregate proceeds of $2,694,335, net of fees and expenses.

On September 22, 2021, the Board of Directors approved an issuance of 200,000 shares of restricted Class A Common Stock to 2 employees valued at $200,000. The shares vested immediately upon the grant date.

On December 16, 2021, the Company sold 3,000,000 Class A shares of Common stock for $5.00 per share for aggregate proceeds of $13,560,900, net of fees and expenses.

During December 2021, the Company issued 374,040 Class A shares of Common stock for cashless warrant exercise.

The Company had 6,574,040 and 0 shares of Class A common stock issued and outstanding as of December 31, 2021 and 2020, respectively.

Class B Common Sock

On December 31, 2020, Mark Mikolajczyk assigned all his rights, title and 10% membership interest in the Company to Craig Technical Consulting, Inc.

In April 2021, as part of the share conversion, the Company converted the 100% membership interest of Craig Technical Consulting, Inc. into 85,000 shares of Common Stock, par value $0.0001, of the Company.

On August 16, 2021, all 85,000 shares of the previously issued and outstanding Common Stock, par value $0.0001 were exchanged for 10,000,000 shares of Class B Common Stock, par value $0.0001. All Class B common share and per share information in these financial statements retroactively reflect this share exchange.

The Company had 10,000,000 shares of Class B common stock issued and outstanding as of December 31, 2021 and 2020.

Warrants

During August, September and December 2021, the Company issued a total of 420,000 warrants for a period of five years at a price per share of $1.00 or $5.00 in connection with the common stock sold. Upon the issuance of the warrant as compensation of its services as an underwriter, the warrant was categorized as equity and the fair value of $768,905 was recorded as finance expense. During the year ended December 31, 2021, all warrants were fully exercised with cashless conversions and there were no warrants outstanding as of December 31, 2021.

The Company utilizes the Black-Scholes model to value its warrants. The Company utilized the following assumptions:

Year ended
December 31,
2021
Expected term	5 years
Expected average volatility	43 - 69%
Expected dividend yield	-
Risk-free interest rate	0.77 - 1.21%